Other operating income and expense (Tables)	6 Months Ended
Jun. 30, 2024
Other operating income and expense
Schedule of other operating income and expense

	H1 2024	H1 2023
	$m	$m
brazikumab licence termination funding	-	75
Divestment of US rights to Pulmicort Flexhaler	-	241
Update to the contractual relationships for Beyfortus (nirsevimab)	-	712
Other	127	135
Total	127	1,163